STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	Mar. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
STOCKHOLDERS' EQUITY
Common shares, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	2,107,750	2,107,750	0
Common shares, shares outstanding (in shares)	2,107,750	2,107,750	0
Temporary equity, shares outstanding	8,050,000	8,050,000	0